Loans Held for Investment - Summary of Loans Held for Investment (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2020 USD ($) Loan
Accounts Notes And Loans Receivable [Line Items]
Outstanding Face Amount	$ 885,236
Carrying Value	$ 955,501
Loan Count | Loan	31
Weighted Average Fixed Rate	99.63%
Weighted Average Coupon	5.01%
Weighted Average Life (years)	8 years 7 days
SFR Loans Held-For-Investment
Accounts Notes And Loans Receivable [Line Items]
Outstanding Face Amount	$ 863,109
Carrying Value	$ 933,219
Loan Count | Loan	27
Weighted Average Fixed Rate	100.00%
Weighted Average Coupon	4.91%
Weighted Average Life (years)	8 years 1 month 9 days
Mezzanine Loan Held-For-Investment
Accounts Notes And Loans Receivable [Line Items]
Outstanding Face Amount	$ 3,250
Carrying Value	$ 3,222
Loan Count | Loan	1
Weighted Average Fixed Rate	0.00%
Weighted Average Coupon	8.00%
Weighted Average Life (years)	1 year 10 months 2 days
Preferred Equity, Held-for-Investment
Accounts Notes And Loans Receivable [Line Items]
Outstanding Face Amount	$ 18,877
Carrying Value	$ 19,060
Loan Count | Loan	3
Weighted Average Fixed Rate	100.00%
Weighted Average Coupon	8.85%
Weighted Average Life (years)	5 years 3 months 21 days